Share Capital - Additional Information (Detail)								1 Months Ended			3 Months Ended			6 Months Ended			12 Months Ended
	Mar. 21, 2019 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Jun. 19, 2018 shares	May 10, 2018 USD ($) $ / shares shares	May 10, 2018 USD ($) $ / shares	Apr. 10, 2018 USD ($) shares	Apr. 10, 2018 USD ($) $ / shares	May 29, 2019 USD ($)	May 29, 2019 CAD ($)	May 28, 2019	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 CAD ($) shares	May 29, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Shares issued | shares											31,150,237			31,150,237			21,675,849	31,150,237		21,675,849
Number of shares outstanding | shares			419,888,250								31,150,237			31,150,237			21,675,849	31,150,237		21,675,849
Number of shares outstanding, adjusted | shares			13,996,275
Reverse stock split ratio			30
Effective date of reverse stock split			Jun. 20, 2018
Offering price per share | $ / shares	$ 3.40
Cash commission											$ 451,068		$ 141,076	$ 720,497		$ 371,188
Amount allocated to common shares														$ 7,002,043		59,998
Warrant exercised | shares											1,018,506			1,018,506			6,500	1,018,506		6,500
Number of common shares available for issue under stock option plan | shares														3,485,498	3,485,498		1,241,803
Weighted average exercise price of options exercisable											$ 2.95			$ 2.95				$ 7.69
Stock based compensation											740,051		$ 356,348	991,408		$ 723,405
Stock based compensation Liability											183,437			183,437				240,070
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding																		$ 6.23		$ 18.20	$ 21.30
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding											$ 3.17			$ 3.17			$ 1.55
Warrants expiring between March 16, 2019 and August 10, 2020 [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares											1,324,626			1,324,626				1,324,626
Warrants expiring between february twenty three thousand eighteen and december five two thousand nineteen [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares																	786,183			786,183
Vesting period [member]
Disclosure of classes of share capital [line items]
Contractual life of Options														7 years	7 years
Before Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance										10.00%
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance								15.00%	15.00%
Amendment [Member]
Disclosure of classes of share capital [line items]
Stock based compensation														$ 292,184	$ 382,390
Exercise prices/option								$ 3.40											$ 4.54
Incremental stock based compensation								$ 475,622	$ 622,460
Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares											0	1,018,506		0				0
Proceeds from warrant exercised												$ 3,259,219
Amount reclassed from warrant liability to common stock												$ 3,742,824
Bloom Burton Securities Inc [member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares	8,455,882	7,679,574				1,126,664
Offering price per share | (per share)	$ 3.40	$ 2.50			$ 9.00		$ 9.00
Gross proceeds from offerings	$ 28,750,000	$ 19,198,935				$ 8,035,941
Cash commission	2,012,500	1,343,925		$ 76,988		562,516
Net proceeds from offering	$ 25,426,744	$ 17,464,711				7,211,320
Exercise price per share | (per share)	$ 4.00	$ 3.20			$ 10.50		$ 10.50
Fair value of warrants	$ 15,897,059	$ 6,297,251		658,387	$ 658,387	4,553,700	$ 4,553,700
Amount allocated to common shares	$ 12,852,941	$ 12,901,684		$ 531,469		$ 3,482,241
Warrants expiration period	Mar. 21, 2024	Aug. 10, 2023		Apr. 10, 2023		Apr. 10, 2023
Sale of offering additional units | shares				168,888
Gross proceeds from additional offerings				$ 1,189,856
Net proceeds from additional offering				$ 1,100,238
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Fair value of warrants	$ 864,190
Warrants expiration period	Mar. 21, 2021	Aug. 10, 2020		Apr. 10, 2020		Apr. 10, 2020
Broker Warrants to purchase of common stock | shares	591,911	537,570		10,928		78,867
Common stock price per share | (per share)	$ 3.40	$ 2.50		$ 9.00			$ 9.00